Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Revenues by Reportable Segment
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2016		2017		2018
		% of total		% of total		% of total
ATS	$1,954.2	32%	$1,958.6	32%	$2,209.7	33%
CCS	4,092.4	68%	4,184.1	68%	4,423.5	67%
Total	$6,046.6		$6,142.7		$6,633.2

Information by Reportable Segment
Our revenue fluctuates from period-to-period depending on numerous factors, including but not limited to: the mix and complexity of the products or services we provide, the extent, timing and rate of new program wins, and the execution of our programs and services, follow-on business, program completions or losses, the phasing in or out of programs, the success in the marketplace of our customers’ products, changes in customer demand, and the seasonality of our business. We expect that the pace of technological change, the frequency of customers transferring business among EMS competitors, the level of outsourcing by customers (including decisions to insource), and the dynamics of the global economy will also continue to impact our business from period-to-period.

Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2016		2017		2018
		% of total		% of total		% of total
ATS	$1,954.2	32%	$1,958.6	32%	$2,209.7	33%
CCS	4,092.4	68%	4,184.1	68%	4,423.5	67%
Total	$6,046.6		$6,142.7		$6,633.2

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2016		2017		2018
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$73.9	3.8%	$96.8	4.9%	$102.5	4.6%
CCS segment income and margin	149.3	3.6%	120.4	2.9%	111.4	2.5%
Total segment income	223.2		217.2		213.9

Reconciling items:
Finance costs, net of refund interest	(4.3)		10.1		24.4
Employee stock-based compensation expense	33.0		30.1		33.4
Amortization of intangible assets (excluding computer software)	6.0		5.5		11.6
Net restructuring, impairment and other charges (note 16)	25.5		37.0		61.0
Inventory fair value adjustment (note 3)	—		—		1.6
Other solar charges (inventory and A/R write-down)	—		1.4		—
IFRS earnings before income taxes	$163.0		$133.1		$81.9

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated in excess of 10% of total revenue for the years indicated:

	Year ended December 31
	2016	2017	2018
Thailand	36%	34%	32%
China	21%	21%	20%
Malaysia	13%	12%	12%

The following table details our allocation of property, plant and equipment among countries that exceeded 10% of total property, plant and equipment for the years indicated:

	December 31
	2017	2018
China	23%	19%
Thailand	19%	16%
Malaysia	16%	13%
Romania	16%	15%
United States	*	15%
Canada	*	*
* Less than 10%.

The following table details our allocation of intangible assets and goodwill among countries that exceeded 10% of total intangible assets and goodwill for the years indicated:

	December 31
	2017	2018
United States	53%	96%
Malaysia	18%	*
Canada	18%	*
* Less than 10%.